Risk management (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Notional value	$ 65,138
Fair Value Of Derivative Financial Assets (Liability)	20	$ (120)
Derivatives Not Designated For Hedge Accounting [Member] | Long Position Or Foreign Currency One [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 2,527	9,058
Description of derivative maturity period	2024
Derivatives Not Designated For Hedge Accounting [Member] | Short Position Or Crude Oil And Oil Products One [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (3,580)	(8,375)
Description of derivative maturity period	2024
Derivatives Not Designated For Hedge Accounting [Member] | Short Position Soybean Oil [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (1)	(3)
Description of derivative maturity period	2024
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (1,053)	683
Fair Value Of Derivative Financial Assets (Liability)	1	(40)
Forward contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Short Position Or Foreign Currency Forwards Brl Usd [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 1
Description of derivative maturity period	2024
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,008	3,008
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ 68	(16)
Description of derivative maturity period	2029/2034
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Foreign Currency Or Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 729	729
Fair Value Of Derivative Financial Assets (Liability)	$ (49)	$ (64)
Description of derivative maturity period	2024/2029